Earnings(loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings(loss) per share
Schedule of basic and diluted earnings/(loss) per share
	2022 RMB’000	2023 RMB’000	2024 RMB’000
Net loss attributable to the equity holders of the Company - numerator for basic and diluted loss per share	(24,275)	(316,642)	(502,081)
Number of shares in thousands
Weighted average share outstanding - denominator for basic and diluted loss per share	1,003,304	2,109,776	12,745,070
Basic and diluted loss per share	(0.02)	(0.15)	(0.04)